Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 498,609,642	$ 445,246,670
EBP, Employer Contribution, Receivable	3,084,148	2,881,423
EBP, Participant Contribution, Receivable	338,940	279,890
EBP, Receivable	3,423,088	3,161,313
EBP, Net Asset Available for Benefit	502,032,730	448,407,983
Fair Value, Inputs, Level 1
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	255,382,877	214,684,734
Fair Value, Inputs, Level 2
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	26,902,883	0
EBP, Employer, Common Stock
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	203,717,312	193,532,869
EBP, Employer, Common Stock | Fair Value, Inputs, Level 1
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
EBP, Employer, Common Stock | Fair Value, Inputs, Level 2
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Mutual Fund
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	255,382,877	214,684,734
Mutual Fund | Fair Value, Inputs, Level 1
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	255,382,877	214,684,734
Mutual Fund | Fair Value, Inputs, Level 2
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
EBP, Pooled Separate Account [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	26,902,883
EBP, Pooled Separate Account [Member] | Fair Value, Inputs, Level 1
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0
EBP, Pooled Separate Account [Member] | Fair Value, Inputs, Level 2
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	26,902,883
Common Collective Trust
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	12,606,570	37,029,067
Common Collective Trust | Fair Value, Inputs, Level 1
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Common Collective Trust | Fair Value, Inputs, Level 2
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
EBP, Nonparticipant-Directed
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	174,949,515	167,075,781
EBP, Employer Contribution, Receivable	3,084,148	2,881,423
EBP, Participant Contribution, Receivable	0	0
EBP, Receivable	3,084,148	2,881,423
EBP, Net Asset Available for Benefit	178,033,663	169,957,204
EBP, Nonparticipant-Directed | EBP, Employer, Common Stock
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	174,949,515	167,075,781
EBP, Nonparticipant-Directed | Mutual Fund
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
EBP, Nonparticipant-Directed | EBP, Pooled Separate Account [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0
EBP, Nonparticipant-Directed | Common Collective Trust
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
EBP, Participant-Directed
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	323,660,127	278,170,889
EBP, Employer Contribution, Receivable	0	0
EBP, Participant Contribution, Receivable	338,940	279,890
EBP, Receivable	338,940	279,890
EBP, Net Asset Available for Benefit	323,999,067	278,450,779
EBP, Participant-Directed | EBP, Employer, Common Stock
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	28,767,797	26,457,088
EBP, Participant-Directed | Mutual Fund
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	255,382,877	214,684,734
EBP, Participant-Directed | EBP, Pooled Separate Account [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	26,902,883
EBP, Participant-Directed | Common Collective Trust
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 12,606,570	$ 37,029,067